Provisions and contingent liabilities - Summary of contingent liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Nov. 30, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	R$ 487,121		R$ 217,426
Tax
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	228,602		71,027
Tax | Federal Revenue of Brazil v. Company re. Brazilian Law 10,101/00
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		R$ 97,456
Tax | Federal Revenue of Brazil v. Company re. Tax Assessment
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	58,262
Civil
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	232,775		136,228
Labor
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	R$ 25,744		R$ 10,171